Summary of significant accounting policies - Property, plant and equipment and depreciation (Details)	12 Months Ended
Dec. 31, 2017
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, annual depreciation rate	0.2
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, annual depreciation rate	0.1
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, annual depreciation rate	0.2
Computer equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, annual depreciation rate	0.25
Computer equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, annual depreciation rate	0.3333